Aquisition (Details) - Schedule of fair value assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of fair value assets [Abstract]
Inventory	$ 649,433	$ 649,433
Property and Equipment	34,099	34,099
Intangible - Customer List	2,253,690	2,253,690
Total fair value of identifiable assets	2,937,222	2,937,222
Cash	521,174	521,174
Note Payable - Wildman	162,358	162,358
Wildman Contingent Earn-Out Liability	2,253,690	2,253,690
Total consideration paid	$ 2,937,222	$ 2,937,222